SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
ScheduleOfParentyCompanyBalanceSheetsParentheticalLineItems [Line Items]
Ordinary shares, par value	$ 0.001		$ 0.001
Ordinary shares, shares authorized	50,000,000		50,000,000
Ordinary shares, shares issued	17,025,000	17,025,000	15,500,000
Ordinary shares, shares outstanding	17,025,000	17,025,000	15,500,000
Parent [Member]
ScheduleOfParentyCompanyBalanceSheetsParentheticalLineItems [Line Items]
Ordinary shares, par value	$ 0.001		$ 0.001
Ordinary shares, shares authorized	50,000,000		50,000,000
Ordinary shares, shares issued	17,025,000		15,500,000
Ordinary shares, shares outstanding	17,025,000		15,500,000